SAFE Notes - Additional Information (Detail) - USD ($)		1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 27, 2024	Dec. 31, 2023	May 31, 2024	May 31, 2024	Dec. 31, 2024	Dec. 31, 2025
Simple Agreement For Future Equity Note [Line Items]
Preferred Stock, Value, Issued					$ 0	$ 0
ColdQuanta, Inc. dba Infleqtion [Member]
Simple Agreement For Future Equity Note [Line Items]
Proceeds from Issuance or Sale of Equity		$ 1,400,000	$ 22,600,000	$ 24,000,000
Aggregate face amount of simple agreement for future equity note	$ 24,000,000
Fair value of simple agreement for future equity note	26,400,000
Loss recognised on simple agreement for future equity note	1,900,000				$ 2,400,000
Simple agreement for future equity outstanding amount						$ 0
ColdQuanta, Inc. dba Infleqtion [Member] | Series C1 Convertible Redeemable Preferred Stock [Member]
Simple Agreement For Future Equity Note [Line Items]
Preferred Stock, Value, Issued	$ 22,869,771